REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	2021				2020
For the years ended December 31	Pipelines	Facilities	Marketing & New Ventures	Total	Pipelines	Facilities	Marketing & New Ventures	Total
($ millions)
Take-or-pay(1)	1,642	754	—	2,396	1,664	740	—	2,404
Fee-for-service(1)	348	138	—	486	295	117	—	412
Product sales(2)	—	—	5,577	5,577	—	—	2,956	2,956
Revenue from contracts with customers	1,990	892	5,577	8,459	1,959	857	2,956	5,772
Operational finance lease income	17	2	—	19	15	—	—	15
Fixed operating lease income	116	33	—	149	131	35	—	166
Total external revenue	2,123	927	5,577	8,627	2,105	892	2,956	5,953
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.

Disclosure of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2021			2020
For the years ended December 31 ($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	3	289	292	8	223	231
Additions (net in the period)	—	64	64	3	117	120
Revenue recognized from contract liabilities(1)	—	(65)	(65)	(8)	(51)	(59)
Closing balance	3	288	291	3	289	292
Less current portion(2)	(3)	(68)	(71)	(3)	(59)	(62)
Ending balance	—	220	220	—	230	230
(1)    Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.
(2)    As at December 31, 2021, the balance includes $3 million of cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.